Condensed consolidated statement of cash flows R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)
Cash flows from operating activities
Cash generated by operations	R 45,185.5	R 10,565.9	R 8,709.0
Deferred revenue advance received	770.6	2,859.3	6,555.4
BTT early settlement payment	(787.1)
Amount received on settlement of dispute	580.0
Post-retirement health care payments	(1.3)	(6.1)	(6.6)
Cash-settled share-based payments paid	(274.5)	(90.9)	(21.7)
Change in working capital	(9,435.1)	(625.6)	(1,070.0)
Total cash generated by operations	36,038.1	12,702.6	14,166.1
Interest received	719.6	268.4	194.7
Interest paid	(1,385.4)	(1,603.1)	(1,620.8)
Royalties paid	(1,706.6)	(411.5)	(234.4)
Tax (paid)/refund received	(4,818.0)	(1,407.4)	(307.8)
Dividends paid	(1,698.4)	(85.0)	(0.6)
Net cash from operating activities	27,149.3	9,464.0	12,197.2
Cash flows from investing activities
Additions to property, plant and equipment	(9,615.6)	(7,705.9)	(7,080.7)
Proceeds on disposal of property, plant and equipment	101.3	101.0	81.9
Acquisition of subsidiaries		(129.0)
Cash acquired on acquisition of subsidiaries		3,004.3	282.8
Proceeds with transfer of assets to joint operation		30.6
Dividends received	287.7	111.0	125.2
Additions to other investments	(12.1)
Contributions to environmental rehabilitation funds	(63.6)	(12.9)	(95.3)
Payment of Deferred Payment	(756.2)	(283.4)	(38.6)
Loan advanced to equity-accounted investee			(3.1)
Payments to dissenting shareholders		(319.4)	(1,375.8)
Proceeds on loss of control of subsidiaries			256.1
Preference shares redeemed by equity-accounted investee	114.3	186.9	102.8
Proceeds on disposal of marketable securities investments			1.2
Receipts from environmental rehabilitation fund	7.4	151.9
Net cash from/(used in) investing activities	(9,936.8)	(4,864.9)	(7,743.5)
Cash flows from financing activities
Loans raised	16,289.2	18,981.7	17,130.2
Loans repaid	(18,335.1)	(22,008.3)	(21,231.5)
Lease payments	(113.8)	(131.7)
Proceeds from share issue		1,688.4
Share buy-back	(84.1)
Net cash from/(used in) financing activities	(2,243.8)	(1,469.9)	(4,101.3)
Net increase/(decrease) in cash and cash equivalents	14,968.7	3,129.2	352.4
Effect of exchange rate fluctuations on cash held	(347.9)	(59.3)	134.3
Cash and cash equivalents at beginning of the period	5,619.0	2,549.1	2,062.4
Cash and cash equivalents at end of the period	R 20,239.8	R 5,619.0	R 2,549.1
Average R/US$ rate | R / $	16.46